UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10145
                                  ----------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  1 Greenside Row, Edinburgh, Scotland EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

                               Angus N G Macdonald

                  1 Greenside Row, Edinburgh, Scotland EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end:   December 31, 2004
                          --------------------

Date of reporting period:  September 30, 2004
                          --------------------



EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS--93.5%
AUSTRALIA--3.7%
Amcor, Ltd.                                             271,666   $    1,412,890
Australia and New Zealand Banking Group, Ltd.           108,963        1,501,198
BHP Billiton, Ltd.                                      460,072        4,785,516
Foster's Group, Ltd.                                    482,700        1,653,815
Leighton Holdings, Ltd.                                 173,000        1,200,494
The News Corp., Ltd.                                    132,700        1,096,743
Westfield Holdings, Ltd.                                162,000        1,784,813
Woodside Petroleum Ltd.                                 123,900        1,750,066
Woolworths, Ltd.                                        181,800        1,793,575
                                                                  --------------
                                                                      16,979,110
                                                                  --------------

BRAZIL--1.3%
Petroleo Brasilerio SA ADR                              180,400        5,758,368
                                                                  --------------

CHINA--0.6%
CNOOC, Ltd.                                           5,035,000        2,631,123
                                                                  --------------


DENMARK--1.1%
Danske Bank A/S                                         183,900        4,834,143
                                                                  --------------

FINLAND--1.5%
Nokia Oyj                                               500,910        6,893,203
                                                                  --------------

FRANCE--10.4%
Essilor International SA                                 83,230        5,349,483
L'Oreal SA                                              111,341        7,294,561
Pernod-Ricard SA                                         38,600        5,124,914
Sanofi-Synthelabo SA                                    140,115       10,162,933
TotalFinaElf SA                                          71,410       14,545,360
Vivendi Universal SA (a)                                187,708        4,809,541
                                                                  --------------
                                                                      47,286,792
                                                                  --------------

GERMANY--6.8%
Adidas-Salomon AG                                        30,480        4,247,461
Deutsche Bank AG                                         54,570        3,914,060
MAN AG                                                   96,458        3,294,523
Porsche Pref. AG                                         11,310        7,322,711
RWE AG                                                   87,470        4,171,689
SAP AG                                                   52,630        8,203,491
                                                                  --------------
                                                                      31,153,935
                                                                  --------------

HONG KONG--2.8%
Boc Hong Kong Holdings, Ltd.                          1,549,000        2,830,612
Cheung Kong (Holdings), Ltd.                            496,000        4,245,677
Hang Seng Bank, Ltd.                                    110,000        1,467,033
Hong Kong Exchanges and Clearing, Ltd.                  430,000          978,770
Li & Fung Ltd.                                          682,000          979,527
Sun Hung Kai Properties, Ltd.                           259,000        2,441,187
                                                                  --------------
                                                                      12,942,806
                                                                  --------------

See previously submitted Notes to Financials for the semi-annual period ending June 30, 2004.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

IRELAND--3.8%
Allied Irish Banks Plc                                  370,280   $    6,167,095
CRH Plc.                                                316,880        7,519,802
Ryanair Holdings Plc. (a)                               471,910        2,356,171
Ryanair Holdings Plc. - ADR (a)                          41,280        1,205,376
                                                                  --------------
                                                                      17,248,444
                                                                  --------------

ITALY--3.6%
Assicurazioni Generali SpA                              118,290        3,251,255
Eni SpA                                                 362,980        8,132,814
Riunione Adriatica di Sicurta SpA                       251,160        4,825,723
                                                                  --------------
                                                                      16,209,792
                                                                  --------------

JAPAN--20.3%
Alps Electric Co., Ltd.                                 202,000        2,406,442
Asahi Glass Co., Ltd.                                   806,000        7,334,918
Bridgestone Corp.                                       266,000        4,935,535
Brother Industries, Ltd.                                239,000        1,984,167
Canon, Inc.                                             102,000        4,793,903
Daikin Industries Ltd.                                  159,000        3,844,622
Japan Tobacco, Inc.                                         796        6,658,912
Kao Corp.                                               167,000        3,689,561
Keyence Corp.                                            19,200        4,038,071
Konica Corp.                                            319,500        4,368,611
Kyocera Corp.                                            53,500        3,761,965
Mitsui & Co., Ltd.                                      712,000        5,962,673
Mitsui O.S.K. Lines, Ltd.                               455,000        2,728,803
Mitsui Sumitomo Insurance Co., Ltd.                     479,000        3,950,560
Nippon Telegraph and Telephone Corp. (NTT)                  628        2,501,402
NTT DoCoMo, Inc.                                          1,005        1,705,167
Promise Co., Ltd.                                        79,650        5,210,511
Rohm Co., Ltd.                                           32,400        3,257,197
Sumitomo Realty & Development Co., Ltd.                 220,000        2,345,416
Takashimaya Co., Ltd.                                   337,000        2,803,874
Tokyu Corporation                                       927,000        4,222,238
Toyota Motor Corp.                                      169,300        6,482,294
UFJ Holdings, Inc. (a)                                      815        3,571,610
                                                                  --------------
                                                                      92,558,452
                                                                  --------------

NETHERLANDS--1.2%
Philips Electronics NV                                  115,120        2,636,533
Verenigde Nederlandse Uitgeversbedrijven NV             116,520        2,995,659
                                                                  --------------
                                                                       5,632,192
                                                                  --------------

NEW ZEALAND--0.4%
Telecom Corp., of New Zealand, Ltd.                     474,700        1,889,665
                                                                  --------------

RUSSIA--0.7%
LUKOIL Holdings ADR                                      25,400        3,149,600
                                                                  --------------

SINGAPORE--0.6%
Singapore Press Holdings, Ltd.                          510,000        1,435,852
Venture Corp., Ltd.                                     150,000        1,470,064
                                                                  --------------
                                                                       2,905,916
                                                                  --------------

See previously submitted Notes to Financials for the semi-annual period ending June 30, 2004.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

SPAIN--2.5%
Altadis SA                                              149,810   $    5,098,154
Banco Popular Espanol SA                                108,660        6,037,919
                                                                  --------------
                                                                      11,136,073
                                                                  --------------


SWEDEN--4.3%
Atlas, Copco B                                          194,710        6,860,130
S.K.F. AB-B Shares                                       89,410        3,395,767
Sandvik AB                                              125,770        4,344,820
Telefonaktiebolaget LM Ericsson, Class B (a)          1,634,970        5,075,454
                                                                  --------------
                                                                      19,676,171
                                                                  --------------


SWITZERLAND--5.1%
ABB Ltd. (a)                                          1,487,680        9,078,339
Adecco SA-R                                              92,490        4,592,280
Novartis AG-R                                            78,980        3,681,137
UBS AG-R                                                 80,640        5,676,508
                                                                  --------------
                                                                      23,028,264
                                                                  --------------


UNITED KINGDOM--22.8%
Barclays Plc.                                           564,000        5,409,103
BG Group Plc.                                           501,500        3,366,783
Billiton Plc.                                           340,000        3,577,659
BP Plc.                                                 876,000        8,361,743
British American Tobacco Plc.                           314,300        4,555,617
Capita Group Plc.                                       357,000        2,125,369
Carnival Plc.                                           116,125        5,709,336
GlaxoSmithKline Plc.                                    440,212        9,487,328
Hilton Group Plc.                                       979,000        4,902,759
HSBC Holdings Plc.                                      447,000        7,093,774
Imperial Tobacco Group Plc.                             466,300       10,159,262
MMO2 Plc. (a)                                         2,891,000        5,139,856
Next Plc.                                               127,000        3,752,841
Royal Bank of Scotland Group Plc.                       220,000        6,353,687
Standard Chartered Plc.                                 239,000        4,102,093
Vodafone Group Plc.                                   6,842,000       16,373,782
Wolseley Plc.                                           189,000        3,226,814
                                                                  --------------
                                                                     103,697,806
                                                                  --------------
Total Common Stocks
   (cost $358,729,105)                                               425,611,855
                                                                  --------------

CONVERTIBLE PREFERRED STOCKS--0.4%
JAPAN--0.4%
SMFG Finance CV Pref. 2.25 7/11/2005                105,000,000        1,918,852
                                                                  --------------
   (cost $815,180)

See previously submitted Notes to Financials for the semi-annual period ending June 30, 2004.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

MUTUAL FUNDS--3.0%

UNITED KINGDOM--3.0%
Baillie Gifford Emerging Markets Growth Fund
  'C' Accum *                                         1,010,499   $    2,415,511
Baillie Gifford Japanese Smaller Cos. Fund
  'C' Accum *                                           613,648       11,204,197
                                                                  --------------
Total Mutual Funds
   (cost $11,052,308)                                                 13,619,708
                                                                  --------------

TOTAL INVESTMENTS
   (cost $370,596,593)--96.9%                                        441,150,415
Other assets less liabilities--3.1%                                   14,088,138
                                                                  --------------
NET ASSETS--100%                                                  $  455,238,553
                                                                  ==============

(a)   Non-income producing security.

*     Affiliated investments.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

VALUATION OF INVESTMENTS

Investments are carried at fair value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities, for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investment involve risk not typically involved with domestic investments. Such risks inclue fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly abailable information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers. The fair value of readily marketable investments is based on quoted market prices. If market quotations are not readily available, securities and other asset and liabilities, will be valued at fair value as determined in good faith by, or under ther supervision of, the Board.


See previously submitted Notes to Financials for the semi-annual period ending June 30, 2004.

INDUSTRY DIVERSIFICATION
SEPTEMBER 30, 2004 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
                                                       US$ VALUE      NET ASSETS
                                                     --------------   ---------

Automobiles & Parts                                $   18,740,540           4.1%
Banks                                                  60,877,688          13.4
Beverages                                               6,778,729           1.5
Construction & Building Materials                      19,282,028           4.2
Diversified Industrials                                10,134,362           2.2
Electronic & Electrical Equipment                      30,169,485           6.6
Engineering & Machinery                                21,739,861           4.8
Food & Drug Retailers                                   1,793,575           0.4
Health                                                  5,349,483           1.2
Household Goods & Textiles                              5,226,988           1.1
Information Technology Hardware                        15,225,854           3.3
Insurance                                               8,776,283           1.9
Leisure, Entertainment & Hotels                        10,612,096           2.3
Life Assurance                                          3,251,255           0.7
Media & Photography                                    14,706,406           3.1
Mining & Metals                                         8,363,174           1.8
Oil & Gas                                              47,695,856          10.5
Open-Ended Investment Cos                              13,619,708           3.0
Personal Care & Household Products                     10,984,122           2.4
Pharmaceuticals                                        23,331,398           5.1
Real Estate                                            10,817,093           2.4
Retailers-General                                       6,556,715           1.4
Software & Computer Technology                          8,203,491           1.8
Specialty & Other Finance                               6,189,282           1.4
Support Services                                        8,130,539           1.8
Telecommunications Services                            27,609,871           6.1
Tobacco                                                26,471,945           5.8
Transportation                                         10,512,588           2.3
                                                   --------------       -------

Total Value of Investments                            441,150,415          96.9%
Other assets less liabilities                          14,088,138           3.1%
                                                   --------------       -------
Net Assets                                         $  455,238,553         100.0%
                                                   ==============       =======


The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.1%
BRAZIL - 11.8%
Banco Itau Holding Financeira SA ADR                     48,600        2,697,300
Braskem SA ADR                                           14,200          469,736
Ciompanhia Siderurgica Nacional SA ADR                   77,200        1,198,916
Companhia Vale do Rio Doce ADR                          129,600        2,912,112
Petroleo Brasileiro SA ADR                              121,700        4,289,925
Tele Norte Leste Participacoes SA ADR                   171,700        2,271,591
Uniao de Bancos Brasileiros SA GDR                       43,600        1,056,428
Votorantim Celulose e Papel SA ADR                       27,300          943,215
                                                                  --------------
                                                                      15,839,223
                                                                  --------------

CHILE - 1.4%
Banco Santander Chile SA ADR                             23,400          653,796
Enersis SA ADR                                          160,590        1,162,672
                                                                  --------------
                                                                       1,816,468
                                                                  --------------

CHINA - 5.8%
China Telecom Corp. Ltd., Class H                     4,160,000        1,347,003
CNOOC, Ltd.                                           6,100,000        3,187,656
Denway Motors, Ltd.                                     388,000          129,366
PetroChina Co., Ltd., Class H                         3,630,000        1,943,467
Zhejiang Expressway Co., Ltd., Class H                1,834,000        1,199,454
                                                                  --------------
                                                                       7,806,946
                                                                  --------------

EGYPT - 0.6%
Orascom Telecom Holding SAE GDR (a)                      52,893          808,411
                                                                  --------------


HONG KONG - 1.4%
Panva gas Holdings Co., Ltd.                          1,270,000          541,514
TCL Communication Technology Holdings, Ltd. (a)         844,800          119,168
TCL International Holdings Co., Ltd.                  2,112,000          629,696
Tom Group, Ltd. (a)                                   3,082,000          632,363
                                                                  --------------
                                                                       1,922,741
                                                                  --------------

INDIA - 4.9%
HDFC Bank, Ltd. ADR                                      59,800        2,030,210
Hindalco Industries, Ltd. GDR 144A*                      59,400        1,740,420
Reliance Industries, Ltd. GDR 144A*                      57,600        1,297,751
Vedanta Resources PLC                                   235,000        1,530,878
                                                                  --------------
                                                                       6,599,259
                                                                  --------------

INDONESIA - 3.6%
Bumi Resources Tbk PT                                19,224,000        1,574,017
Indonesian Satellite Corp. Tbk                        2,820,000        1,300,710
PT Telekomunikasi Indonesia Tbk                       4,420,000        2,002,511
                                                                  --------------
                                                                       4,877,238
                                                                  --------------

ISRAEL - 2.6%
Bank Hapoalim, Ltd.                                     542,000        1,498,969
Check Point Software Technologies, Ltd. (a)              45,900          778,923
Makhteshim-Agan Industries Ltd.                         288,125        1,243,182
                                                                  --------------
                                                                       3,521,074
                                                                  --------------


See previously submitted Notes to Financials for the semi-annual period ending June 30, 2004.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

MALAYSIA - 6.9%
Astro All Asia Networks PLC (a)                         992,000        1,273,937
British American Tobacco Malaysia Berhad                 80,000          973,684
IOI Corp. Berhad                                        590,000        1,451,711
IOI Olechemical Industries Berhad                       495,000        1,237,500
PLUS Expressways Berhad                                 950,000          617,500
Tanjong PLC                                             370,000        1,187,895
Telekom Malaysia Berhad                                 875,000        2,578,947
                                                                  --------------
                                                                       9,321,174
                                                                  --------------

MEXICO - 11.2%
America Movil SA, Series L ADR                          121,200        4,730,436
Cemex SA de CV, ADR                                      82,000        2,307,480
Consorcio ARA, de SA (a)                                304,000          866,477
Grupo Aeroport vario del Sureste  SA de CV ADR            8,000          176,800
Grupo Financiero Banorte SA de CV, Class O              295,500        1,390,360
Grupo Mexico SA de CV, Series B                         176,000          709,865
Telefonos de Mexico SA de CV, Class L ADR                68,166        2,199,717
TV Azteca, SA de CV ADR                                 104,900        1,061,588
WalMart de Mexico SA de CV, Series V                    487,186        1,651,369
                                                                  --------------
                                                                      15,094,092
                                                                  --------------

POLAND - 1.0%
Bank Pekao SA                                            37,000        1,263,284
                                                                  --------------

RUSSIA - 6.1%
AO VimpelCom ADR (a)                                      9,800        1,066,240
Gazprom ADR                                              20,700          741,060
LUKOIL Holdings ADR                                      33,571        4,162,804
Mobile Telesystems ADR                                    9,700        1,406,403
Peter Hambro Mining PLC (a)                             105,000          864,512
                                                                  --------------
                                                                       8,241,019
                                                                  --------------

SOUTH AFRICA - 8.1%
Anglo American Platinum Corp., Ltd.                      65,700        2,759,907
Lonmin PLC                                               68,000        1,347,390
Sappi Ltd.                                               96,000        1,356,602
Sasol, Ltd.                                             290,500        5,406,216
                                                                  --------------
                                                                      10,870,115
                                                                  --------------

SOUTH KOREA - 14.6%
Cheil Communications, Inc.                                5,400          696,396
Cheil Industries, Inc.                                  117,500        1,750,000
Dongkuk Steel Mill Co., Ltd.                            112,000        1,206,079
GS Holdings Corp. (a)                                    48,000        1,027,529
Hanwha Corp.                                            155,690        1,541,351
Oriental Fire & Marine Insurance Co., Ltd.               41,500          558,619
S1 Corp.                                                 76,500        2,311,941
Samsung Corp.                                           264,200        3,671,038
Samsung Electronics Co., Ltd.                             8,500        3,380,808
Samsung Fire & Marine Insurance Co., Ltd.                11,200          644,863
Samsung Techwin Co., Ltd. (a)                           184,030        1,414,386
Yuhan Corp.                                              21,606        1,426,015
                                                                  --------------
                                                                      19,629,025
                                                                  --------------


See previously submitted Notes to Financials for the semi-annual period ending June 30, 2004.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

TAIWAN - 10.6%
Asia Cement Corp.                                       132,145   $       82,469
Chung Hwa Pulp                                        2,016,000          955,478
Far Eastern Department Stores, Ltd.                   2,690,000        1,369,944
Hon Hai Precision Industry Co., Ltd.                    830,249        2,859,556
Hon Hai Precision Industry Co., Ltd. GDR                 56,342          411,297
Hung Poo Real Estate Development Corp. (a)            1,885,000        1,370,606
SinoPac Holdings Corp.                                1,816,891          952,036
Synnex Technology International Corp.                   985,600        1,407,171
Taiwan Cellular Corp.                                 2,849,000        2,734,101
Taiwan Cement Corp.                                   2,356,600        1,304,212
Yungtay Engineering Co., Ltd.                         1,495,000          770,165
                                                                  --------------
                                                                      14,217,035
                                                                  --------------

THAILAND - 3.2%
Advanced Info Service PCL NVDR                          816,000        1,969,825
Banpu Public Co., Ltd. NVDR                             214,100          826,940
PTT Exploration & Production PCL NVDR                    69,400          499,244
TISCO Finance PCL NVDR                                1,750,000        1,005,431
                                                                  --------------
                                                                       4,301,440
                                                                  --------------

TURKEY - 3.3%
Koc Holding AS                                      337,442,364        1,972,430
Turkiye Garanti Bankasi AS (a)                      737,000,000        2,472,169
                                                                  --------------
                                                                       4,444,599
                                                                  --------------

VENEZUELA - 1.0%
Compania Anonima Nacional Telefonos de Venezuela ADR     60,500        1,363,065
                                                                  --------------

Total Common Stocks
      (cost $107,246,584)                                            131,936,208
                                                                  --------------


WARRANTS - 1.2%
TAIWAN - 1.2%
MSDW - CW04 CTCI Corp. 4/8/05 (a)                     1,200,000          642,920
SinoPac Holdings,  4/18/05 (a)                        1,850,000        1,008,436
                                                                  --------------
                                                                       1,651,356
                                                                  --------------
Total Warrants
      (cost $1,433,360)                                                1,651,356
                                                                  --------------


TOTAL INVESTMENTS - 99.3%
      (cost $108,679,944)                                            133,587,564
Other assets in excess of liabilities - 0.7%                             970,826
                                                                  --------------
NET ASSETS - 100%                                                 $  134,558,390
                                                                  ==============

(a) Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non Voting Depositary Receipt

* Security exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices obtained daily from the London International Stock Exchange, therefore, fair valuing not required.

VALUATION OF INVESTMENTS

Investments are carried at fair value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing

See previously submitted Notes to Financials for the semi-annual period ending June 30, 2004.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities, for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investment involve risk not typically involved with domestic investments. Such risks inclue fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly abailable information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers. The fair value of readily marketable investments is based on quoted market prices. If market quotations are not readily available, securities and other asset and liabilities, will be valued at fair value as determined in good faith by, or under ther supervision of, the Board.



See previously submitted Notes to Financials for the semi-annual period ending June 30, 2004.

INDUSTRY DIVERSIFICATION
SEPTEMBER 30, 2004 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
                                                       US$ VALUE      NET ASSETS
                                                     --------------   ---------

Automobiles & Parts                                  $      129,366         0.1%
Banks                                                    16,028,418        11.9
Chemicals                                                 3,254,269         2.4
Construction & Building Materials                         5,931,244         4.4
Diversified Industrials                                   6,670,997         5.0
Electronic & Electrical Equipment                         9,228,719         6.9
Engineering & Machinery                                   1,413,085         1.1
Food Producers & Processors                               2,689,211         2.0
Forestry & Paper                                          3,255,295         2.4
Household Goods & Textiles                                2,379,696         1.8
Information Technology Hardware                           2,473,411         1.8
Insurance                                                 1,203,482         0.9
Media & Photography                                       3,031,921         2.3
Mining & Metals                                          12,525,621         9.3
Oil & Gas                                                22,069,637        16.4
Pharmaceuticals                                           1,426,015         1.1
Recreation                                                1,187,895         0.9
Retailers-General                                         3,021,313         2.2
Software & Computer Technology                            1,411,286         1.0
Steel & Other Materials                                   4,145,415         3.1
Support Services                                          2,311,941         1.7
Telecommunications Services                              24,831,889        18.5
Tobacco                                                     973,684         0.7
Transportation                                            1,993,753         1.4
                                                     --------------     -------

Total Value of Investments                              133,587,564        99.3%
Other assets in excess of liabilities                       970,826         0.7%
                                                     --------------     -------
Net Assets                                           $  134,558,390       100.0%
                                                     ==============     =======


The accompanying notes are an integral part of the financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)  BAILLIE GIFFORD FUNDS
              -------------------------------------------




By (Signature and Title)       /s/ R Robin Menzies
                         -------------------------------
                           R ROBIN MENZIES, PRESIDENT

                                November 29, 2004
                           --------------------------
                                      DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)       /s/ R Robin Menzies
                         -------------------------------
                           R ROBIN MENZIES, PRESIDENT

                                November 29, 2004
                           --------------------------
                                      DATE



By (Signature and Title)       /s/ Dickson Jackson
                         -------------------------------
                           DICKSON JACKSON, TREASURER

                                November 29, 2004
                           --------------------------
                                      DATE


                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

EXHIBIT 3(I)
                                  CERTIFICATION

I, R Robin Menzies, certify that:

1.   I have reviewed this report on Form N-Q of Baillie Gifford Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: November 29, 2004
                                             /s/ R Robin Menzies
                                    ------------------------------------
                                               R Robin Menzies
                                                  President

EXHIBIT 3(II)
                                  CERTIFICATION

I, Dickson Jackson, certify that:

1.   I have reviewed this report on Form N-Q of Baillie Gifford Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: November 29, 2004
                                             /s/ Dickson Jackson
                               -----------------------------------------------
                                               Dickson Jackson
                                                  Treasurer